Carrying Amount and Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Disclosures [Abstract]
Cash and cash equivalents, Carrying value	$ 35,972	$ 50,007	$ 41,561	$ 17,168
Cash-restricted, Carrying value	3,713	5,197
Insurance subsidiary investments, Carrying value	245,389	202,592
Tax refund escrow investments, Carrying value	205	207
Long-term debt, including amounts due within one year (excluding capital lease obligations totaling $0.6 million at December 31, 2012)	1,587,608	1,657,039
Cash and cash equivalents, Fair value	35,972	50,007
Cash–restricted, Fair value	3,713	5,197
Fair value	245,389	202,592
Tax refund escrow investments, Fair value	205	207
Long-term debt, including amounts due within one year (excluding capital lease obligations totaling $0.6 million at December 31, 2012)	$ 1,630,192	$ 1,630,649